Risk management - Changes in gross carrying amounts and loan loss provisions (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Gross carrying amount | Purchased credit impaired | Stage 3: Lifetime Expected Credit Losses
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	€ (29)
Closing balance	(25)	€ (29)
Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Changes in models/risk parameters	(8,500)
Provisions
Disclosure of credit risk exposure [line items]
Increase in loan loss provisions	625	1,304
Closing balance	(6,214)
Provisions | IFRS-9 Eligible Financial Assets
Disclosure of credit risk exposure [line items]
Financial assets that have been derecognised	628	1,301
Provisions | Non-credit replacement guarantees
Disclosure of credit risk exposure [line items]
Increase in loan loss provisions	(4)	(5)
Provisions | Modification gains and losses on restructured financial assets
Disclosure of credit risk exposure [line items]
Increase in loan loss provisions	1	8
Loans | Gross carrying amount
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	1,135,409	1,048,574
Net remeasurement of loan loss provisions
New financial assets originated or purchased	150,628	263,393
Financial assets that have been derecognised	(82,564)	(132,814)
Net drawdowns and repayments	7,743	(64,085)
Changes in models/risk parameters
Write-offs	(414)	(937)
Disposals	(858)	(1,314)
Foreign exchange and other movements	(5)	22,591
Closing balance	1,209,939	1,135,409
Loans | Gross carrying amount | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications
Loans | Gross carrying amount | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications
Loans | Gross carrying amount | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications
Loans | Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	1,044,332	954,943
Net remeasurement of loan loss provisions
New financial assets originated or purchased	150,628	263,371
Financial assets that have been derecognised	(75,360)	(119,098)
Net drawdowns and repayments	11,160	(57,493)
Changes in models/risk parameters
Write-offs
Disposals	(510)	(666)
Foreign exchange and other movements	(6)	21,242
Closing balance	1,109,717	1,044,332
Loans | Gross carrying amount | Stage 1 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	14,038	21,773
Loans | Gross carrying amount | Stage 1 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(33,493)	(37,208)
Loans | Gross carrying amount | Stage 1 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(1,072)	(2,534)
Loans | Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	77,487	79,888
Net remeasurement of loan loss provisions
New financial assets originated or purchased
Financial assets that have been derecognised	(6,342)	(12,295)
Net drawdowns and repayments	(3,143)	(5,739)
Changes in models/risk parameters
Write-offs
Disposals	(28)	(84)
Foreign exchange and other movements	1	1,269
Closing balance	86,015	77,487
Loans | Gross carrying amount | Stage 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(13,947)	(21,555)
Loans | Gross carrying amount | Stage 2 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	34,234	38,174
Loans | Gross carrying amount | Stage 2 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(2,247)	(2,172)
Loans | Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	13,590	13,742
Net remeasurement of loan loss provisions
New financial assets originated or purchased		(22)
Financial assets that have been derecognised	(862)	(1,422)
Net drawdowns and repayments	(274)	(853)
Changes in models/risk parameters
Write-offs	(414)	(937)
Disposals	(320)	(564)
Foreign exchange and other movements		80
Closing balance	14,207	13,590
Loans | Gross carrying amount | Stage 3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(91)	(218)
Loans | Gross carrying amount | Stage 3 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(741)	(966)
Loans | Gross carrying amount | Stage 3 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	3,319	4,705
Loans | Provisions
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(6,101)	(6,049)
Net remeasurement of loan loss provisions	212	302
New financial assets originated or purchased	(111)	(191)
Financial assets that have been derecognised	(382)	(465)
Changes in models/risk parameters	(7)	3
Increase in loan loss provisions	624	1,296
Write-offs	(408)	(937)
Disposals	(147)	(291)
Recoveries of amounts previously written off	29	58
Foreign exchange and other movements	16	(73)
Closing balance	(6,214)	(6,101)
Loans | Provisions | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	135	212
Loans | Provisions | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(253)	(368)
Loans | Provisions | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(572)	(1,108)
Loans | Provisions | Stage 1
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(446)	(409)
Net remeasurement of loan loss provisions	13	7
New financial assets originated or purchased	(110)	(189)
Financial assets that have been derecognised	(43)	(78)
Changes in models/risk parameters	(14)	(33)
Increase in loan loss provisions	39	43
Write-offs
Disposals		(3)
Recoveries of amounts previously written off
Foreign exchange and other movements	(23)	(4)
Closing balance	(462)	(446)
Loans | Provisions | Stage 1 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(18)	(21)
Loans | Provisions | Stage 1 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	39	50
Loans | Provisions | Stage 1 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	6	14
Loans | Provisions | Stage 2
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(1,179)	(1,130)
Net remeasurement of loan loss provisions	62	(53)
New financial assets originated or purchased
Financial assets that have been derecognised	(79)	(147)
Changes in models/risk parameters	(3)	71
Increase in loan loss provisions	16	68
Write-offs
Disposals	(2)	(3)
Recoveries of amounts previously written off
Foreign exchange and other movements	(9)	(16)
Closing balance	(1,184)	(1,179)
Loans | Provisions | Stage 2 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	141	199
Loans | Provisions | Stage 2 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	(353)	(533)
Loans | Provisions | Stage 2 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	175	138
Loans | Provisions | Stage 3
Disclosure of credit risk exposure [line items]
Opening balance as at 1 January	(4,476)	(4,509)
Net remeasurement of loan loss provisions	137	349
New financial assets originated or purchased	(1)	(2)
Financial assets that have been derecognised	(260)	(240)
Changes in models/risk parameters	10	(35)
Increase in loan loss provisions	569	1,185
Write-offs	(408)	(937)
Disposals	(145)	(286)
Recoveries of amounts previously written off	29	58
Foreign exchange and other movements	47	(53)
Closing balance	(4,568)	(4,476)
Loans | Provisions | Stage 3 | 12-month expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	12	35
Loans | Provisions | Stage 3 | Not credit-impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	61	115
Loans | Provisions | Stage 3 | Credit impaired | Lifetime expected credit losses
Disclosure of credit risk exposure [line items]
Transfers and reclassifications	€ (754)	€ (1,259)